Organization of the Parent Company and Description of Business (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Vested Ownership Interest	100.00%	100.00%
Remaining Ownership Interest Held by Limited Partners	1.90%
Parent Company [Member]
Vested Ownership Interest	98.10%	97.80%